Letter of Intent	3 Months Ended
Jun. 30, 2011
Letter of Intent
Letter of Intent

Note 5 – Letter of Intent

On November 4, 2010 the Company entered into an Agreement (the “November 4, 2010 Agreement”) which included a letter of intent with Cogility, a software technology company specializing in Model-Driven Complex Event Processing for the U.S. defense and intelligence communities and private sector corporations with complex information management requirements, for a wholly-owned subsidiary of the Company to acquire Cogility in a stock-for-stock merger (“Cogility Merger”). The closing of the Cogility Merger contemplated by the letter of intent is subject to a number of conditions including completion of mutually acceptable due diligence, execution of definitive merger documents and obtaining necessary third party approvals. In addition, Cogility will be required to deliver audited financial statements to the Company and the Company will be required to complete a 1-for-20 reverse split of its common stock, options and warrants as a condition precedent to the closing of the Cogility Merger and all necessary filings with the SEC.

Pursuant to the November 4, 2010 Agreement:

(1) on November 4, 2010, the Company issued to its director and sole officer and five of its non-officer directors options to acquire an aggregate of 12,600,000 pre-split shares of its common stock at an exercise price of $.10 per share (upon completion of the 1-for-20 reverse split, these options shall be converted into an aggregate of 630,000 options, each with an exercise price of $2.00 per share), with the vesting of such options being contingent upon the closing of the Cogility Merger.  The options expire on the 10th anniversary of the closing of the Cogility Merger;

(2) on November 4, 2010, Cogility issued to the Company’s sole officer options to acquire an aggregate of 2,500,000 shares of Cogility’s common stock at an exercise price of $0.377358 per share (upon completion of the 1-for-20 reverse split and the closing of the Cogility Merger, these options shall be converted into an aggregate of 471,698 options, each with an exercise price of $2.00 per share), with the vesting of such options being contingent upon the completion of a private placement of common stock, preferred stock, convertible preferred stock, debt, or convertible debt by Cogility or the Company either prior to, simultaneously with, or after the closing of the Merger in the amount of $500,000 or more;

(3) on November 4, 2010, Cogility issued to the Company’s sole officer and two of its directors options to acquire an aggregate of 795,000 shares of Cogility’s common stock at an exercise price of $0.001 per share (upon completion of the 1-for-20 reverse split of the Company’s common stock and the closing of the Cogility Merger, these options shall be converted into an aggregate of 150,000 Company options, each with an exercise price of $.001 per share), with the vesting of such options being contingent upon the completion of a private placement of common stock, preferred stock, convertible preferred stock, debt, or convertible debt by Cogility or the Company either prior to, simultaneously with, or after the closing of the Merger in the amount of $500,000 or more;

(4) at the closing of the Cogility Merger, the Company will issue an aggregate of 2,175,564 post-split shares of its common stock to Cogility stockholders (which include an affiliate of the Company's sole officer and one of the Company's directors);

 (5) at the closing of the Cogility Merger, the Company will issue to Cogility’s option holders (these being in addition to options mentioned in (2) and (3) above), options to acquire an aggregate of 458,428 post-split shares of the Company's common stock at exercise prices ranging from $1.06 to $5.00 per share; and

(6) at the closing of the Cogility Merger, the Company will issue options to acquire an aggregate of 1,500,000 post-split shares of the Company's common stock at an exercise price of $5.00 per share to the Company’s current or future directors, officers, employees or consultants of or to Cogility.